Quarterly Holdings Report
for
Fidelity® SAI U.S. Value Index Fund
October 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
USV-NPRT1-1225
1.9885514.107
Common Stocks - 99.8%
	Shares	Value ($)
BERMUDA - 0.1%
Financials - 0.1%
Insurance - 0.1%
RenaissanceRe Holdings Ltd	34,775	8,835,980
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	49,489	5,516,539
UNITED KINGDOM - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	941	63,987
UNITED STATES - 99.6%
Communication Services - 9.4%
Diversified Telecommunication Services - 3.9%
AT&T Inc	5,159,908	127,707,723
Verizon Communications Inc	3,022,998	120,133,941
		247,841,664
Entertainment - 2.0%
Walt Disney Co/The	793,171	89,326,918
Warner Bros Discovery Inc (b)	1,614,539	36,246,401
		125,573,319
Interactive Media & Services - 1.2%
Alphabet Inc Class A	302,958	85,188,759
Media - 2.3%
Charter Communications Inc Class A (b)(c)	68,460	16,008,686
Comcast Corp Class A	2,670,372	74,329,806
Fox Corp Class A	237,905	15,380,558
Interpublic Group of Cos Inc/The	266,582	6,840,494
Liberty Broadband Corp Class C (b)	92,892	4,999,447
Nexstar Media Group Inc	20,258	3,965,098
Omnicom Group Inc (c)	139,465	10,462,664
Paramount Skydance Corp Class B (c)	433,715	6,674,874
Sirius XM Holdings Inc	157,008	3,405,504
TEGNA Inc	114,887	2,259,827
		144,326,958
TOTAL COMMUNICATION SERVICES		602,930,700

Consumer Discretionary - 4.3%
Automobile Components - 0.4%
Aptiv PLC	155,635	12,621,999
BorgWarner Inc	157,057	6,747,169
Lear Corp	38,216	3,999,304
		23,368,472
Automobiles - 1.4%
Ford Motor Co	2,800,683	36,772,968
General Motors Co	689,458	47,634,653
Harley-Davidson Inc (c)	78,156	2,108,649
		86,516,270
Broadline Retail - 0.5%
Amazon.com Inc (b)	111,344	27,192,432
Macy's Inc (c)	199,126	3,880,965
		31,073,397
Distributors - 0.1%
LKQ Corp	186,610	5,964,056
Hotels, Restaurants & Leisure - 0.3%
Carnival Corp (b)	752,692	21,700,110
Expedia Group Inc Class A	284	62,480
		21,762,590
Household Durables - 1.3%
DR Horton Inc	198,153	29,540,649
Lennar Corp Class A	173,827	21,514,568
Mohawk Industries Inc (b)	37,095	4,215,476
PulteGroup Inc	143,763	17,232,871
Toll Brothers Inc	71,078	9,591,976
		82,095,540
Specialty Retail - 0.3%
Bath & Body Works Inc	152,259	3,727,300
Best Buy Co Inc	137,696	11,310,349
Lithia Motors Inc Class A	18,809	5,907,531
		20,945,180
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc (b)(c)	40,083	3,274,380
PVH Corp	34,306	2,687,189
		5,961,569
TOTAL CONSUMER DISCRETIONARY		277,687,074

Consumer Staples - 4.2%
Beverages - 0.7%
Constellation Brands Inc Class A	109,418	14,375,337
Keurig Dr Pepper Inc	970,846	26,368,177
Molson Coors Beverage Co Class B	123,805	5,412,755
		46,156,269
Consumer Staples Distribution & Retail - 1.0%
Albertsons Cos Inc Class A	291,312	5,153,309
Kroger Co/The	439,078	27,938,533
Target Corp	325,591	30,188,798
		63,280,640
Food Products - 1.5%
Archer-Daniels-Midland Co	344,407	20,846,956
Bunge Global SA	96,740	9,151,604
Conagra Brands Inc	344,602	5,923,708
General Mills Inc	392,728	18,305,052
Ingredion Inc	46,485	5,364,834
JM Smucker Co	76,667	7,938,868
Kraft Heinz Co/The	620,043	15,333,663
Tyson Foods Inc Class A	204,595	10,518,229
		93,382,914
Tobacco - 1.0%
Altria Group Inc	1,184,970	66,808,609
TOTAL CONSUMER STAPLES		269,628,432

Energy - 12.5%
Energy Equipment & Services - 0.9%
Halliburton Co	614,530	16,493,985
NOV Inc (c)	268,580	3,921,268
SLB Ltd	975,314	35,169,823
		55,585,076
Oil, Gas & Consumable Fuels - 11.6%
Antero Resources Corp (b)	210,578	6,508,966
APA Corp	260,602	5,902,635
Chevron Corp	1,164,674	183,692,384
Chord Energy Corp	41,284	3,745,284
Civitas Resources Inc (c)	60,883	1,755,257
ConocoPhillips	905,126	80,429,496
Coterra Energy Inc	545,584	12,908,517
Devon Energy Corp	460,878	14,973,926
EOG Resources Inc	391,229	41,407,677
EQT Corp	429,192	22,996,107
Expand Energy Corp	155,400	16,054,374
Exxon Mobil Corp	2,153,646	246,290,958
Marathon Petroleum Corp	412	80,303
Matador Resources Co	83,231	3,284,295
Murphy Oil Corp	95,893	2,713,772
Occidental Petroleum Corp	507,974	20,928,529
ONEOK Inc	446,491	29,914,897
Ovintiv Inc	187,380	7,028,624
Permian Resources Corp Class A	460,909	5,789,017
Valero Energy Corp	224,569	38,077,920
		744,482,938
TOTAL ENERGY		800,068,014

Financials - 21.5%
Banks - 13.8%
Bank of America Corp	4,446,355	237,657,675
Bank OZK	75,521	3,397,690
Citigroup Inc	1,339,449	135,592,422
Citizens Financial Group Inc	309,975	15,768,428
East West Bancorp Inc	98,518	10,009,429
Fifth Third Bancorp	478,573	19,918,208
First Citizens BancShares Inc/NC Class A	7,815	14,260,968
Huntington Bancshares Inc/OH	1,041,338	16,078,259
M&T Bank Corp	115,104	21,164,172
Old National Bancorp/IN	235,605	4,813,410
Pinnacle Financial Partners Inc	54,951	4,682,375
PNC Financial Services Group Inc/The	283,726	51,794,181
Prosperity Bancshares Inc	68,109	4,482,934
Regions Financial Corp	642,561	15,549,976
SOUTHSTATE BANK CORP	70,371	6,238,389
Synovus Financial Corp	99,367	4,435,743
Truist Financial Corp	939,070	41,910,694
US Bancorp	1,117,225	52,152,063
Valley National Bancorp (c)	340,455	3,700,746
Webster Financial Corp	121,316	6,919,865
Wells Fargo & Co	2,333,708	202,962,585
Western Alliance Bancorp	78,703	6,087,677
Zions Bancorp NA	106,633	5,556,646
		885,134,535
Capital Markets - 0.6%
Bank of New York Mellon Corp/The	1,268	136,855
Invesco Ltd	2,627	62,260
State Street Corp	204,381	23,638,707
T Rowe Price Group Inc	158,070	16,206,917
		40,044,739
Consumer Finance - 0.4%
OneMain Holdings Inc	85,040	5,033,518
Synchrony Financial	272,953	20,302,244
		25,335,762
Financial Services - 0.4%
Essent Group Ltd	72,483	4,390,295
Global Payments Inc	174,327	13,555,668
MGIC Investment Corp	169,722	4,653,777
		22,599,740
Insurance - 6.0%
Allstate Corp/The	189,912	36,371,946
American International Group Inc	413,398	32,641,906
Arch Capital Group Ltd	267,618	23,098,110
Assured Guaranty Ltd	32,970	2,656,723
Axis Capital Holdings Ltd	51,808	4,852,337
Chubb Ltd	267,357	74,041,848
Everest Group Ltd	30,404	9,562,666
Globe Life Inc	59,451	7,818,401
Hartford Insurance Group Inc/The	203,845	25,313,472
Lincoln National Corp	123,610	5,191,620
Loews Corp	124,411	12,386,359
Markel Group Inc (b)	9,099	17,966,248
MetLife Inc	404,347	32,274,978
Principal Financial Group Inc	147,433	12,390,269
Prudential Financial Inc	253,837	26,399,048
Reinsurance Group of America Inc	47,239	8,619,228
Travelers Companies Inc/The	162,515	43,654,779
Unum Group	114,664	8,418,631
		383,658,569
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AGNC Investment Corp	735,559	7,355,590
Annaly Capital Management Inc	435,788	9,225,632
Rithm Capital Corp	378,934	4,156,906
		20,738,128
TOTAL FINANCIALS		1,377,511,473

Health Care - 15.8%
Biotechnology - 2.4%
Biogen Inc (b)	105,170	16,224,576
Gilead Sciences Inc	744,175	89,144,723
Regeneron Pharmaceuticals Inc	74,469	48,538,894
		153,908,193
Health Care Equipment & Supplies - 0.9%
Baxter International Inc	366,821	6,775,184
Becton Dickinson & Co	205,543	36,732,590
Teleflex Inc	31,587	3,931,633
Zimmer Biomet Holdings Inc	141,423	14,221,497
		61,660,904
Health Care Providers & Services - 7.0%
Centene Corp (b)	355,690	12,580,755
Cigna Group/The	191,569	46,821,379
CVS Health Corp	907,181	70,896,195
Elevance Health Inc	162,011	51,389,889
Humana Inc	86,543	24,075,397
Molina Healthcare Inc (b)	39,065	5,979,289
Tenet Healthcare Corp (b)	66,395	13,709,904
UnitedHealth Group Inc	623,839	213,078,450
Universal Health Services Inc Class B	41,182	8,936,906
		447,468,164
Life Sciences Tools & Services - 0.0%
Avantor Inc (b)	4,470	52,835
Pharmaceuticals - 5.5%
Bristol-Myers Squibb Co	1,459,527	67,240,409
Jazz Pharmaceuticals PLC (b)	44,513	6,126,769
Merck & Co Inc	1,800,806	154,833,300
Organon & Co	185,818	1,254,272
Perrigo Co PLC	98,269	2,038,099
Pfizer Inc	4,077,279	100,504,927
Royalty Pharma PLC Class A	259,031	9,724,024
Viatris Inc	838,956	8,691,584
		350,413,384
TOTAL HEALTH CARE		1,013,503,480

Industrials - 3.0%
Air Freight & Logistics - 1.5%
FedEx Corp	158,061	40,119,043
United Parcel Service Inc Class B	526,004	50,717,306
		90,836,349
Building Products - 0.1%
Owens Corning	61,283	7,801,939
Construction & Engineering - 0.1%
Fluor Corp (b)	118,926	5,800,021
Electrical Equipment - 0.1%
Regal Rexnord Corp	47,417	6,680,581
Machinery - 0.3%
CNH Industrial NV Class A	631,226	6,621,561
Oshkosh Corp	46,469	5,729,163
Stanley Black & Decker Inc	111,506	7,551,186
		19,901,910
Marine Transportation - 0.0%
Matson Inc	23,335	2,355,668
Passenger Airlines - 0.9%
American Airlines Group Inc (b)(c)	476,383	6,254,909
Delta Air Lines 1991 Series J Pass Through Trust	467,880	26,846,954
United Airlines Holdings Inc (b)	234,069	22,011,849
		55,113,712
Professional Services - 0.0%
Concentrix Corp	32,878	1,325,312
TOTAL INDUSTRIALS		189,815,492

Information Technology - 25.2%
Communications Equipment - 3.2%
Cisco Systems Inc	2,770,546	202,554,618
Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics Inc (b)	37,080	4,136,274
Flex Ltd (b)	975	60,957
TD SYNNEX Corp	53,784	8,416,658
		12,613,889
IT Services - 2.5%
Accenture PLC Class A	448,439	112,154,595
Akamai Technologies Inc (b)	105,351	7,911,860
Amdocs Ltd	80,927	6,818,909
Cognizant Technology Solutions Corp Class A	353,288	25,747,629
DXC Technology Co (b)	129,570	1,839,894
Kyndryl Holdings Inc (b)	166,332	4,810,321
		159,283,208
Semiconductors & Semiconductor Equipment - 10.1%
First Solar Inc (b)	254	67,802
Micron Technology Inc	801,385	179,325,921
NVIDIA Corp	1,489,216	301,551,348
ON Semiconductor Corp (b)	299,938	15,020,895
QUALCOMM Inc	786,685	142,311,317
Skyworks Solutions Inc	108,148	8,405,263
		646,682,546
Software - 4.4%
Adobe Inc (b)	149,912	51,016,553
Gen Digital Inc	390,143	10,284,169
Microsoft Corp	391,951	202,956,148
Zoom Communications Inc Class A (b)	188,492	16,442,157
		280,699,027
Technology Hardware, Storage & Peripherals - 4.8%
Apple Inc	788,873	213,287,593
Dell Technologies Inc Class C	214,798	34,799,424
Hewlett Packard Enterprise Co	941,895	23,001,076
HP Inc	676,017	18,705,390
NetApp Inc	145,910	17,185,280
Western Digital Corp	782	117,464
		307,096,227
TOTAL INFORMATION TECHNOLOGY		1,608,929,515

Materials - 2.6%
Chemicals - 1.1%
Celanese Corp	78,205	3,006,200
CF Industries Holdings Inc	115,806	9,645,482
DuPont de Nemours Inc	299,936	24,489,774
Eastman Chemical Co	82,532	4,912,305
International Flavors & Fragrances Inc	182,840	11,513,435
LyondellBasell Industries NV Class A1	183,791	8,531,578
Mosaic Co/The	228,840	6,281,658
		68,380,432
Containers & Packaging - 0.4%
Amcor PLC	1,637,920	12,939,568
Smurfit WestRock PLC	355,966	13,142,265
		26,081,833
Metals & Mining - 1.1%
Alcoa Corp	186,753	6,870,643
Newmont Corp	798,044	64,617,623
Nucor Corp	453	67,972
		71,556,238
TOTAL MATERIALS		166,018,503

Real Estate - 0.4%
Specialized REITs - 0.4%
VICI Properties Inc	757,403	22,714,516
Utilities - 0.7%
Electric Utilities - 0.6%
Edison International	276,125	15,291,803
PG&E Corp	1,575,277	25,141,421
		40,433,224
Gas Utilities - 0.1%
UGI Corp (c)	153,284	5,124,284
TOTAL UTILITIES		45,557,508

TOTAL UNITED STATES		6,374,364,707
TOTAL COMMON STOCKS (Cost $5,568,479,227)		6,388,781,213

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (e) (Cost $1,004,619)	4.15	1,006,000	1,004,920

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.18	7,403,466	7,404,947
Fidelity Securities Lending Cash Central Fund (f)(g)	4.18	11,315,765	11,316,896
TOTAL MONEY MARKET FUNDS (Cost $18,721,843)			18,721,843

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $5,588,205,689)	6,408,507,976
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(4,765,863)
NET ASSETS - 100.0%	6,403,742,113

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	44	12/19/2025	15,122,800	504,142	504,142

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $959,968.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $32,114,727.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	19,474,156	81,529,701	93,600,304	142,000	1,394	-	7,404,947	7,403,466	0.0%
Fidelity Securities Lending Cash Central Fund	12,305,202	64,900,071	65,888,377	746,651	-	-	11,316,896	11,315,765	0.0%
Total	31,779,358	146,429,772	159,488,681	888,651	1,394	-	18,721,843

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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